Deconsolidation of ICinit (Details)				1 Months Ended			6 Months Ended
	Jun. 01, 2022 CNY (¥)	Jun. 01, 2022 USD ($)	Jun. 01, 2022 HKD ($)	Oct. 01, 2021 CNY (¥)	Oct. 01, 2021 USD ($)	Oct. 01, 2021 HKD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)
Deconsolidation of ICinit (Details) [Line Items]
Noncontrolling interest				49.00%	49.00%	49.00%
Proceeds from related party							¥ 27,589,530	$ 4,327,294
Equity agreement interest	30.00%	30.00%	30.00%
Equity agreement value	¥ 2,600,000	$ 400,000	$ 3,050,000
ICinit [Member]
Deconsolidation of ICinit (Details) [Line Items]
Issued share capital percentage				2.00%	2.00%	2.00%
Consideration amount				¥ 41,000	$ 6,000	$ 50,000
Retained interest amounted							¥ 410,337		$ 63,603